 2002 TARGET TERM TRUST INC.
            PORTFOLIO OF INVESTMENTS                          NOVEMBER 30, 1995

 PRINCIPAL
  AMOUNT                                    MATURITY       INTEREST
   (000)                                     DATES          RATES          VALUE
 ---------                            -------------------- --------     ------------
 GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION CERTIFICATES - 16.36%
  $ 6,712+ GNMA....................   08/15/16 to 09/15/18    9.000%    $  7,110,426
    6,892  GNMA II ARM.............         06/20/25          6.500        7,012,875
    7,000  GNMA TBA................           TBA             8.000        7,247,170
    1,000  GNMA TBA................           TBA             7.000        1,002,810
                                                                        ------------
 Total Government National Mortgage
  Association Certificates
  (cost - $22,193,586)..............                                      22,373,281
                                                                        ------------
 FEDERAL HOME LOAN MORTGAGE
  CORPORATION CERTIFICATES - 1.49%
           FHLMC TBA (cost -
    2,000    $2,022,500)...........           TBA             7.500        2,037,500
                                                                        ------------
 FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 0.74%
           FNMA TBA (cost -
    1,000    $1,008,438)...........           TBA             7.000        1,010,310
                                                                        ------------
 COLLATERALIZED MORTGAGE
  OBLIGATIONS - 89.68%
           FHLMC Series 174, Class
    7,546   Z......................         08/15/21         10.000        8,470,462
           FHLMC Series 1016, Class
    4,773   Z......................         11/15/20          9.321        5,136,486
           FHLMC Series 1591, Class
    3,718   F......................         10/15/23         12.000*       4,526,195
           FHLMC Series 1629, Class
    2,448   QC.....................         12/15/23         10.000*       1,946,369
           FNMA Series 1994, Class
    1,893   B......................         06/25/18          4.625        1,746,386
           FNMA REMIC, Trust 1988-
    5,321   2, Class Z.............         02/25/18         10.100        5,766,725
           FNMA REMIC, Trust 1988-
    3,226+  12, Class A............         02/25/18         10.000        3,436,022
           FNMA REMIC, Trust 1993-
    7,000   185, Class SG..........         04/25/19          3.231@       5,851,580
           CMC Securities Corp.
            Series 1992-A, Class
    6,565+  A12....................         10/25/22          7.400        6,618,373
           CMC Securities Corp.
            Series 1992-B, Class
    6,084+  B11....................         11/25/23          7.375        6,106,815
           CMC Securities Corp.
            Series 1993-C, Class
    6,749+  C3.....................         04/25/08          9.552        6,976,287
           Collateralized Mortgage
            Obligation Trust Series
    4,732   64, Class Z............         11/20/20          9.000        5,174,454
           Countrywide Mortgage
            Trust Series 1993-10,
    9,683+  Class A4...............         01/25/24          6.750        9,707,208
           Countrywide Mortgage
            Trust Series 1993-1,
    4,276   Class 1D...............         04/25/23          7.600        4,281,429
           Countrywide Mortgage
            Trust Series 1994-C,
    7,354+  Class A9...............         03/25/24          6.500        7,113,421
           First Boston Mortgage
            Securities Corp. Series
   11,096   1993-1, Class 1A.......         04/25/06          7.400       11,456,214
           GE Capital Mortgage
            Services, Series 1993-
   10,238+  2F, Class F6...........         11/25/09          7.000       10,282,842
           Prudential Home Mortgage
            Corp. Series 1992-42,
    4,530   Class A2...............         01/25/08          6.250        4,514,209
    4,160  Residential Funding
            Mortgage Association
            Series 1992-S32,
            Class A-16.............         09/25/22          7.750        4,191,624
    5,304  Salomon Bothers Mortgage
            Securities VII, Series
            1994-6,
            Class A1...............         05/25/24          7.015        5,332,222
    3,999  Structured Asset
            Securities Corp. Series
            1993-C1, Class A1A.....         12/25/24          6.600        4,008,633
                                                                        ------------
 Total Collateralized Mortgage
  Obligations
  (cost - $118,064,861).............                                     122,643,956
                                                                        ------------
 ADJUSTABLE RATE COLLATERALIZED
  MORTGAGE OBLIGATIONS - 13.14%
           Housing Securities Inc.
    3,905   Series 1992-5, Class A.         06/25/22          7.798        3,973,228
           Ryland Mortgage
            Securities Corp. Series
    2,453   1991-17, Class A1......         10/25/21          7.150        2,457,791
           Ryland Mortgage
            Securities Corp. Series
    3,866   1992-L9, Class A2......         07/25/22          7.194        3,907,318
           Ryland Mortgage
            Securities Corp. Series
    3,817   1992-L10, Class A......         08/25/22          7.403        3,857,516
           Saxon Mortgage
            Securities Corp. Series
    3,733   1993-1, Class A1.......         02/25/23          8.389        3,774,989
                                                                        ------------
 Total Adjustable Rate
  Collateralized Mortgage
  Obligations
  (cost - $17,774,226)..............                                      17,970,842
                                                                        ------------
 STRIPPED COLLATERALIZED MORTGAGE
  OBLIGATIONS - 10.96%
           FHLMC Series 103, Class
    4,312   A**....................         12/15/20          7.690++      2,975,462
           FNMA REMIC, Trust 1991-
        5   124, Class SQ***.......         09/25/21       6757.607(1)*      819,041
           FNMA REMIC, Trust 1991-
       75   G-15, Class S***.......         06/25/21        708.158(2)*    1,198,102
           FNMA REMIC, Trust 1991-
    3,000   G-35, Class N**........         10/25/21          6.410++      2,107,500
           FNMA REMIC, Trust 1993-
   18,385   101, Class A***........         06/25/08          7.000        2,286,745
           FNMA Series 151, Class
    4,628   2***...................         07/25/22          9.500        1,180,236

 2002 TARGET TERM TRUST INC.

 PRINCIPAL
  AMOUNT                                    MATURITY
   (000)                                     DATES         INTEREST RATES       VALUE
 ---------                            -------------------- --------------    ------------
 STRIPPED COLLATERALIZED MORTGAGE
  OBLIGATIONS - (CONCLUDED)
  $    9   Structured Asset
            Securities Corp. Series
            1992-M1,
            Class A3***............         11/25/02          8910.944%(3)*  $  3,769,579
       9   Structured Asset
            Securities Corp. Series
            1992-M1,
            Class A4***............         11/25/02          1572.519(3)*        653,906
                                                                             ------------
 Total Stripped Collateralized
  Mortgage Obligations
  (cost - $14,850,169)..............                                           14,990,571
                                                                             ------------
 ZERO COUPON MUNICIPAL SECURITIES -
   9.16%
  17,840   Metropolitan Pier &
            Exposition Authority,
            Illinois
            (cost - $11,527,615)...   06/15/01 to 06/15/04 4.690 to 4.990+++   12,521,789
                                                                             ------------
 REPURCHASE AGREEMENT - 0.75%
   1,024   Repurchase agreement
            dated 11/30/95, with
            Salomon Brothers,
            collateralized by
            $1,025,000 U.S.
            Treasury Notes, 6.508%
            due 04/30/97; proceeds:
            $1,024,166 (cost -
             $1,024,000) ..........         12/01/95             5.850          1,024,000
                                                                             ------------
 Total Investments (cost -
   $188,465,395)  - 142.28%.........                                          194,572,249
 Liabilities in excess of other
  assets - (42.28)..................                                          (57,818,154)
                                                                             ------------
 Net Assets - 100.00%...............                                         $136,754,095
                                                                             ============

-------
ARM--Adjustable Rate Mortgage Security. The interest rate shown is the current rate as of November 30, 1995.
TBA--(To Be Assigned) Securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
REMIC--Real Estate Mortgage Investment Conduit
*  Floating Rate Security
** Principal Only Security--This security entitles the holder to receive principal payments from an underlying pool of mortgages. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.
*** Interest Only Security--This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
  @  Interest rate varies inversely with the London Interbank Offer Rate (LI-
    BOR).
  + Entire or partial principal amount pledged as collateral for reverse repurchase agreements (with Nomura Securities, maturing December 20, 1995) and/or futures contracts.
 ++ Estimated yield to maturity at November 30, 1995.
+++ Yield to maturity.
(1) Annualized yield at date of purchase: 34.570%
(2) Annualized yield at date of purchase: 27.244%
(3) Annualized yield at date of purchase: 11.000%


                 See accompanying notes to financial statements

 2002 TARGET TERM TRUST INC.

FUTURES CONTRACTS

                                                                     UNREALIZED
 NUMBER OF                                IN                        APPRECIATION
 CONTRACTS    CONTRACT TO DELIVER    EXCHANGE FOR EXPIRATION DATES (DEPRECIATION)
 ---------    -------------------    ------------ ---------------- --------------
           5 year United States
    482    Treasury Note...........  $52,584,804  Dec 95 to Mar 96   $ (245,477)
           10 year United States
     98    Treasury Note...........   10,997,523       Mar 96           113,227
           30 year United States
     98    Treasury Bond...........   11,563,258       Mar 96          (114,054)
    286    90 day Eurodollar.......   67,081,858  Dec 95 to Sep 98     (514,491)
                                                                     ----------
                                                                     $ (760,795)
                                                                     ==========
              CONTRACT TO RECEIVE
              -------------------
           10 year United States
    455    Treasury Note...........   50,249,101       Dec 95         1,265,431
                                                                     ----------
           Total net unrealized
           appreciation............                                  $  504,636
                                                                     ==========


                 See accompanying notes to financial statements

 2002 TARGET TERM TRUST INC.
            STATEMENT OF ASSETS AND LIABILITIES                NOVEMBER 30, 1995

Assets
Investments in securities, at value (cost - $188,465,395)........  $194,572,249
Receivable for investments sold..................................     1,049,149
Interest receivable..............................................     2,627,096
Variation margin receivable......................................        31,166
Deferred organizational expenses.................................        93,771
Other assets.....................................................        30,594
                                                                   ------------
Total assets.....................................................   198,404,025
                                                                   ------------
Liabilities
Payable for reverse repurchase agreements........................    45,383,000
Payable for investments purchased................................    15,434,800
Payable for shares repurchased...................................       541,384
Payable for interest on reverse repurchase agreements............        80,602
Payable to investment adviser and administrator..................        79,487
Accrued expenses and other liabilities...........................       130,657
                                                                   ------------
Total liabilities................................................    61,649,930
                                                                   ------------
Net Assets
Capital stock - $0.001 par value; total authorized 200,000,000 shares;
 9,515,867 shares issued and outstanding.........................   135,932,894
Undistributed net investment income..............................     1,533,147
Accumulated net realized losses from investment and futures
 transactions....................................................    (7,323,436)
Net unrealized appreciation of investments and futures contracts.     6,611,490
                                                                   ------------
Net assets applicable to shares outstanding......................  $136,754,095
                                                                   ============
Net asset value per share........................................        $14.37
                                                                   ============


                 See accompanying notes to financial statements

 2002 TARGET TERM TRUST INC.
            STATEMENT OF OPERATIONS         FOR THE YEAR ENDED NOVEMBER 30, 1995

Investment income:
Interest.................   $15,499,231
                            -----------
Expenses:
Interest expense.........     3,558,551
Investment advisory and
 administration..........       998,135
Reports and notices to
 shareholders............        89,158
Custody and accounting...        78,652
Legal and audit..........        61,473
Amortization of
 organizational expenses.        45,000
Transfer agency and
 service fees............        24,336
Directors' fees..........         6,000
Other expenses...........        20,263
                            -----------
                              4,881,568
                            -----------
Net investment income....    10,617,663
                            -----------
Realized and unrealized
 gains (losses) from
 investment activities:
Net realized gains
 (losses) from:
 Investment
  transactions...........     2,112,723
 Futures transactions....    (4,480,477)
Net change in unrealized
 appreciation/depreciation
 of:
 Investments.............    16,269,717
 Futures contracts.......       504,636
                            -----------
Net realized and
 unrealized gains from
 investment activities...    14,406,599
                            -----------
Net increase in net
 assets resulting from
 operations..............   $25,024,262
                            ===========


                 See accompanying notes to financial statements

 2002 TARGET TERM TRUST INC.
            STATEMENT OF CHANGES IN NET ASSETS

                                             FOR THE YEARS ENDED NOVEMBER 30,
                                             ----------------------------------
                                                   1995              1994
                                             ----------------  ----------------
FROM OPERATIONS:
Net investment income......................  $     10,617,663  $     10,040,857
Net realized gains (losses) from investment
 transactions..............................         2,112,723        (4,779,676)
Net realized losses from futures
 transactions..............................        (4,480,477)              --
Net change in unrealized
 appreciation/depreciation of investments .        16,269,717       (15,703,581)
Net change in unrealized
 appreciation/depreciation of futures
 contracts.................................           504,636               --
                                             ----------------  ----------------
Net increase (decrease) in net assets
 resulting from operations.................        25,024,262       (10,442,400)
                                             ----------------  ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
Net investment income......................        (9,465,902)      (10,303,811)
Capital gains..............................               --           (579,784)
                                             ----------------  ----------------
                                                   (9,465,902)      (10,883,595)
                                             ----------------  ----------------
CAPITAL STOCK TRANSACTIONS:
Cost of shares repurchased.................       (15,366,315)              --
                                             ----------------  ----------------
Net increase (decrease) in net assets......           192,045       (21,325,995)
NET ASSETS:
Beginning of period........................       136,562,050       157,888,045
                                             ----------------  ----------------
End of period (including undistributed net
 investment income of $1,533,147 and
 $381,386, respectively)...................  $    136,754,095  $    136,562,050
                                             ================  ================


                 See accompanying notes to financial statements

 2002 TARGET TERM TRUST INC.
            STATEMENT OF CASH FLOWS         FOR THE YEAR ENDED NOVEMBER 30, 1995

Cash flows provided by operating activities:
Interest received............................................... $ 15,779,275
Expenses paid...................................................   (4,819,745)
Sales of short-term portfolio investments, net..................    8,356,000
Purchase of long-term portfolio investments..................... (206,804,688)
Sales of long-term portfolio investments........................  237,919,998
Variation margin on futures.....................................   (4,007,007)
                                                                 ------------
Net cash provided by operating activities.......................   46,423,833
                                                                 ------------
Cash flows used for financing activities:
Dividends and distributions paid to shareholders................   (9,465,902)
Capital stock repurchased.......................................  (14,824,931)
Decrease in reverse repurchase agreements.......................  (22,133,000)
                                                                 ------------
Net cash used for financing activities..........................  (46,423,833)
                                                                 ------------
Net change in cash..............................................            0
Cash at beginning of period.....................................            0
                                                                 ------------
Cash at end of period........................................... $          0
                                                                 ============
Reconciliation of net increase in net assets resulting from
 operations to net cash provided by operating activities:
Net increase in net assets resulting from operations............ $ 25,024,262
                                                                 ------------
Decrease in investments, at value...............................   17,558,495
Decrease in receivable for investments sold.....................      918,573
Increase in interest receivable.................................   (1,272,294)
Increase in variation margin receivable.........................      (31,166)
Amortization of organizational expenses.........................       45,000
Increase in other assets........................................      (29,895)
Increase in payable for investments purchased...................    4,164,140
Decrease in payable for interest on reverse repurchase
 agreements.....................................................       (6,043)
Increase in payable to investment adviser and administrator.....          917
Increase in accrued expenses and other liabilities..............       51,844
                                                                 ------------
Total adjustments...............................................   21,399,571
                                                                 ------------
Net cash provided by operating activities....................... $ 46,423,833
                                                                 ============


                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

2002 Target Term Trust Inc. (the "Trust") was incorporated in Maryland on October 16, 1992 and is registered with the Securities and Exchange Commission as a closed-end diversified management investment company. The Trust is expected to terminate on or about November 30, 2002. Organizational costs have been deferred and are being amortized on the straight line method over a period not to exceed 60 months from the date the Trust commenced operations.

Valuation of Investments -- Investments in mortgage-backed and U.S. Treasury obligations are valued based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trust's board of directors. Other portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued in accordance with the Trust's valuation procedures. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

Repurchase Agreements -- The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Transactions and Investment Income -- Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and identified cost of investments.

Futures Contracts -- Upon entering into a financial futures contract, the Trust is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Trust each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The

Trust is subject to a number of guidelines which reduce this risk by seeking to ensure that financial futures contracts are used for hedging purposes as well as to manage the average duration of the Trust's portfolio and not for leverage. However, imperfect correlations between futures contracts and the portfolio securities being hedged or, market disruptions, do not normally permit full control of these risks at all times.

Reverse Repurchase Agreements -- The Trust enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust's board of directors. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the Trust's custodian containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

The average monthly balance of reverse repurchase agreements outstanding during the year ended November 30, 1995 was $56,495,000 at a weighted average interest rate of 6.16%. The maximum amount of reverse repurchase agreements outstanding at any month-end during the year was $68,726,000 as of May 31, 1995 which was 29.67% of total assets.

Dollar Rolls -- The Trust may enter into transactions in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (the "roll period"). During the roll period the Trust forgoes principal and interest paid on the securities. The Trust is compensated by the interest earned on the cash proceeds of the initial sale and by fee income or a lower repurchase price.

Federal Taxes -- It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provision is required. As part of a tax planning strategy, the Trust intends to retain a portion of its taxable income and may pay an excise tax.

Dividends and Distributions -- Dividends and distributions are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital. On or about November 30, 2002, the Trust will liquidate its assets and will declare and make a termination distribution to its shareholders in an aggregate amount equal to the net proceeds of such liquidation after payment of the Trust's expenses and liabilities, including amounts on any outstanding borrowings by the Trust.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

The Trust has entered into an Investment Advisory and Administration Contract ("Mitchell Hutchins Contract") with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"). The Mitchell Hutchins Contract provides Mitchell Hutchins with an investment advisory fee and an administration fee, each computed weekly and payable monthly, at an annual rate of 0.50% and 0.20%, respectively, of the Trust's average weekly net assets.

Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), Goldman Sachs Funds Management, L.P. serves as the Trust's sub-adviser. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Trust) will pay the Sub-Adviser a fee, computed weekly and payable monthly, in an amount equal to one-half of the investment advisory fee received by Mitchell Hutchins from the Trust.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at November 30, 1995 was substantially the same as the cost of securities for financial statement purposes.

At November 30, 1995, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (from investments having an excess of value over cost).............................................................  $6,507,687
Gross depreciation (from investments having an excess of cost over
 value)............................................................    (400,833)
                                                                     ----------
Net unrealized appreciation of investments.........................  $6,106,854
                                                                     ==========

For the year ended November 30, 1995, total aggregate purchases and sales of portfolio securities excluding short-term securities, were $210,968,828 and $237,001,424, respectively.

FEDERAL INCOME TAX STATUS

At November 30, 1995, the Trust had a net capital loss carryforward of $6,818,800. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, which will expire between November 30, 2002 and November 30, 2003. To the extent that such losses are used, as provided in the regulations, to offset future net realized capital gains, it is probable these gains will not be distributed.

CAPITAL STOCK

There are 200,000,000 shares of $0.001 par value common stock authorized. Of the 9,515,867 shares outstanding as of November 30, 1995, Mitchell Hutchins owned 6,667 shares.

The Fund repurchased 1,240,800 shares of common stock during the period July 10, 1995 through November 30, 1995 at an average market price per share of $12.32 and a weighted average discount from net asset value of 11.72% per share. At November 30, 1995 paid-in-capital is net the cost of $15,366,315 of capital stock reacquired.

 2002 TARGET TERM TRUST INC.
            QUARTERLY RESULTS OF OPERATIONS--(UNAUDITED)

                                           NET REALIZED AND          NET
                                              UNREALIZED          INCREASE
                                            GAINS (LOSSES)       (DECREASE)
                                            FROM INVESTMENT     IN NET ASSETS
                           NET INVESTMENT     AND FUTURES      RESULTING FROM
                               INCOME        TRANSACTIONS        OPERATIONS
                           ----------------------------------- ----------------
                            TOTAL    PER     TOTAL      PER     TOTAL     PER
                            (000)   SHARE    (000)     SHARE    (000)    SHARE
QUARTER ENDED              -------- ----------------  -------- --------  ------
November 30, 1995*........ $  2,660 $ 0.27 $   2,803  $  0.29  $  5,463  $ 0.56
August 31, 1995*..........    2,793   0.27      (277)   (0.03)    2,516    0.24
May 31, 1995..............    2,612   0.24     5,632     0.52     8,244    0.76
February 28, 1995.........    2,553   0.24     6,248     0.58     8,801    0.82
                           -------- ------ ---------  -------  --------  ------
Totals.................... $ 10,618 $ 1.02 $  14,406  $  1.36  $ 25,024  $ 2.38
                           ======== ====== =========  =======  ========  ======
November 30, 1994......... $  2,672 $ 0.25 $  (7,122)  $(0.66) $ (4,450) $(0.41)
August 31, 1994...........    2,523   0.23      (309)   (0.02)    2,214    0.21
May 31, 1994..............    2,440   0.23   (10,767)   (1.01)   (8,327)  (0.78)
February 28, 1994.........    2,406   0.22    (2,285)   (0.21)      121    0.01
                           -------- ------ ---------  -------  --------  ------
Totals.................... $ 10,041 $ 0.93  $(20,483)  $(1.90) $(10,442) $(0.97)
                           ======== ====== =========  =======  ========  ======

---------------
* Per share amounts have been calculated using the average daily shares outstanding for each quarter to reflect the repurchase of shares.

 2002 TARGET TERM TRUST INC.

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                                FOR THE PERIOD
                                        FOR THE YEARS ENDED    DECEMBER 31, 1992
                                            NOVEMBER 30,       (COMMENCEMENT OF
                                        --------------------    OPERATIONS) TO
                                          1995       1994      NOVEMBER 30, 1993
                                        ---------  ---------   -----------------
Net asset value, beginning of period..  $   12.70  $   14.68       $  14.10
                                        ---------  ---------       --------
Net investment income.................       1.02*      0.93           0.89
Net realized and unrealized gains
 (losses) on
investment transactions...............       1.36*     (1.90)          0.68
                                        ---------  ---------       --------
Net increase (decrease) in net asset
 value resulting from operations......       2.38      (0.97)          1.57
                                        ---------  ---------       --------
Dividends from net investment income..      (0.90)     (0.96)         (0.84)
Dividends from short-term capital
 gains................................         --      (0.05)         (0.11)
                                        ---------  ---------       --------
Total dividends and distributions to
 shareholders.........................      (0.90)     (1.01)         (0.95)
                                        ---------  ---------       --------
Net increase in net asset value
 resulting from repurchase of common
stock.................................       0.19         --             --
                                        ---------  ---------       --------
Offering costs charged to capital.....         --         --          (0.04)
                                        ---------  ---------       --------
Net asset value, end of period........  $   14.37  $   12.70       $  14.68
                                        =========  =========       ========
Per share market value, end of period.  $   12.50  $   11.25       $  14.00
                                        =========  =========       ========
Total investment return (1)...........      19.85%    (12.79%)         5.94%
                                        =========  =========       ========
Ratios/Supplemental Data:
Net assets, end of period (000's).....   $136,754   $136,562       $157,888
Ratio of expenses to average net
 assets+..............................       3.42%      2.72%          1.79%**
Ratio of net investment income to
 average net assets...................       7.44%      6.82%          6.67%**
Portfolio turnover rate...............        103%       108%           355%
Asset coverage++......................  $   4,013  $   3,023       $  3,110
---------------------

* Calculated using average daily shares outstanding for the year.
** Annualized
+ These ratios include 2.50%, 1.82% and 0.91% related to interest expense for the periods ended November 30, 1995, 1994 and 1993 respectively, which represents the cost of leverage to the Trust.
++ Per $1,000 of reverse repurchase agreements outstanding.
(1) Total investment return is calculated assuming a purchase of one share of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends to common stockholders at prices obtained under the Fund's Dividend Reinvestment Plan. Returns do not reflect brokerage commissions and have not been annualized for periods of less than one year.

 2002 TARGET TERM TRUST INC.
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Directors and Shareholders
2002 Target Term Trust Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of 2002 Target Term Trust Inc. (the "Trust") as of November 30, 1995, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 2002 Target Term Trust Inc. at November 30, 1995, and the results of its operations and its cash flows for the years then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                            /S/ Ernst & Young LLP
New York, New York
January 22, 1996

 2002 TARGET TERM TRUST INC.
TAX INFORMATION

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Trust's fiscal year end (November 30, 1995), as to the federal tax status of distributions received by stockholders during such fiscal year. Accordingly, we are advising you that all the distributions paid during the period by the Trust were derived from net investment income and are taxable as ordinary income.

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Because the Trust's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1995. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Trust.

 2002 TARGET TERM TRUST INC.
GENERAL INFORMATION

THE TRUST

2002 Target Term Trust Inc. (the "Trust") is a diversified closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Trust's investment objective is to manage a portfolio of high quality fixed-income and adjustable-rate securities in order to return $15 per share (the initial public offering price) to investors on or about November 30, 2002, while providing high monthly income. The Trust's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., a wholly owned subsidiary of PaineWebber Incorporated, which has $44 billion in assets under management as of December 31, 1995. Goldman Sachs Funds Management, L.P., is sub-adviser to the Trust.

SHAREHOLDER INFORMATION

The Trust's NYSE trading symbol is "TTR". Weekly comparative net asset value and market price information about the Trust is published each Monday in the Wall Street Journal and the New York Times and each Saturday in Barron's, as well as numerous other newspapers.

An annual meeting of shareholders of the Fund was held on March 16, 1995. At the meeting, Richard Q. Armstrong, E. Garrett Bewkes, Jr., Richard R. Burt, John R. Torell III and William D. White were elected as directors to serve until the annual meeting of shareholders in 1996, or until their successors are elected and qualified, and the selection of Ernst & Young LLP as the Fund's independent auditors for the fiscal year ending November 30, 1995 was ratified. The votes were as follows:

                                                       SHARES
                                             SHARES   WITHHOLD
                                           VOTED FOR  AUTHORITY
                                           ---------- ---------
    Richard Q. Armstrong..................  9,984,035  218,162
    E. Garrett Bewkes, Jr. ............... 10,014,950  187,247
    Richard R. Burt....................... 10,026,915  175,282
    John R. Torell III.................... 10,024,691  177,506
    William D. White...................... 10,005,022  197,175

                                             SHARES   SHARES
                                    SHARES    VOTED  WITHHOLD
                                   VOTED FOR AGAINST AUTHORITY
                                   --------- ------- ---------
    Ratification of the selection
     of Ernst & Young LLP......... 9,975,278 135,951  90,968

Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals.

 2002 TARGET TERM TRUST INC.
DISTRIBUTION POLICY

The Trust has established a Dividend Reinvestment Plan under which all shareholders whose shares are registered in their own names, or in the name of PaineWebber or its nominee, will have all dividends and other distributions on their shares automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Dividend Reinvestment Plan. Additional shares acquired under the Dividend Reinvestment Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. The Trust will not issue any new shares in connection with its Dividend Reinvestment Plan.